UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                               FORM N-CSRS

          CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                           INVESTMENT COMPANIES


Investment Company Act file number 811-08181

Name of Fund:  BlackRock MuniHoldings Fund, Inc. (MHD)

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  Donald C. Burke, Chief Executive
       Officer, BlackRock MuniHoldings Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2008

Date of reporting period: 05/01/2007 - 10/31/2007

Item 1 - Report to Stockholders


EQUITIES   FIXED INCOME   REAL ESTATE   LIQUIDITY   ALTERNATIVES
BLACKROCK SOLUTIONS


Semi-Annual Report


OCTOBER 31, 2007    (UNAUDITED)


BlackRock MuniHoldings Fund, Inc. (MHD)
BlackRock MuniHoldings Insured Fund, Inc. (MUS)


(BLACKROCK logo)


NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE



This report, including the financial information herein, is transmitted to shareholders of BlackRock MuniHoldings Fund, Inc. and BlackRock MuniHoldings Insured Fund, Inc. for their information. This is not a prospectus. Past performance results shown in this report should not be considered a representation of future performance. The Funds have leveraged their Common Stock and intend to remain leveraged by issuing Preferred Stock to provide the Common Stock shareholders with potentially higher rates of return. Leverage creates risks for Common Stock shareholders, including the likelihood of greater volatility of net asset value and market price of shares of the Common Stock, and the risk that fluctuations in the short-term dividend rates of the Preferred Stock may affect the yield to Common Stock shareholders. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free 1-800-441-7762; (2) on www.blackrock.com; and (3) on the Securities and Exchange Commission's Web site at http://www.sec.gov. Information about how the Funds vote proxies relating to securities held in the Funds' portfolios during the most recent 12-month period ended June 30 is available (1) at www.blackrock.com and (2) on the Securities and Exchange Commission's Web site at http://www.sec.gov.


BlackRock MuniHoldings Fund, Inc.
BlackRock MuniHoldings Insured Fund, Inc.
P.O. Box 9011
Princeton, NJ 08543-9011


(GO PAPERLESS... logo)
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Table of Contents

                                                               Page

A Letter to Shareholders                                          3
Semi-Annual Report:
Fund Summary                                                      4
The Benefits and Risks of Leveraging                              6
Swap Agreements                                                   6
Financial Statements:
   Schedule of Investments                                        7
   Statements of Net Assets                                      16
   Statements of Operations                                      17
   Statements of Changes in Net Assets                           18
Financial Highlights                                             19
Notes to Financial Statements                                    21
Officers and Directors                                           24
Additional Information                                           25



SEMI-ANNUAL REPORT                                             OCTOBER 31, 2007



A Letter to Shareholders


Dear Shareholder

The October reporting period was fairly tumultuous for financial markets, but culminated in positive performance for most major benchmarks:



Total Returns as of October 31, 2007                                                  6-month       12-month
U.S. equities (S&P 500 Index)                                                          +5.49%        +14.56%
Small cap U.S. equities (Russell 2000 Index)                                           +2.25%        + 9.27%
International equities (MSCI Europe, Australasia, Far East Index)                      +8.19%        +24.91%
Fixed income (Lehman Brothers U.S. Aggregate Bond Index)                               +2.68%        + 5.38%
Tax-exempt fixed income (Lehman Brothers Municipal Bond Index)                         +1.30%        + 2.91%
High yield bonds (Lehman Brothers U.S. Corporate High Yield 2% Issuer Cap Index)       -0.07%        + 6.89%

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.


Subprime mortgage woes dominated headlines for much of 2007, but intensified in the summer and fall, spawning a widespread liquidity and credit crisis with ramifications across global markets. The Federal Reserve Board (the "Fed") and other countries' central banks stepped in to inject liquidity into the markets and bolster investor confidence. The Fed cut the federal funds rate by 0.50% in September and another 0.25% on the final day of the reporting period, bringing its target rate to 4.50%. In taking action, the central bankers, who had long deemed themselves inflation fighters, were seeking to stem the fallout from the credit crunch and forestall a wider economic unraveling. By period-end, the Fed had cited the risks between slower economic growth and faster inflation as equally balanced.

Amid the volatility throughout the past year, equity markets have displayed surprising resilience. Most recently, the credit turmoil dampened corporate merger-and-acquisition (M&A) activity, a key source of strength for equity markets. Still, market fundamentals have held firm, dividend payouts and share buybacks have continued to grow, and valuations remain attractive. These tailwinds generally have prevailed over the headwinds created by the slowing U.S. economy, troubled housing market and, recently, a more difficult corporate earnings backdrop. International markets fared even better than U.S. equities, benefiting from robust M&A activity and generally stronger economies.

In fixed income markets, mixed economic signals and the credit woes resulted in a flight to quality. At the height of the uncertainty, investors shunned bonds associated with the housing and credit markets in favor of higher-quality Treasury issues. The yield on 10-year Treasury issues, which touched 5.30% in June (its highest level in five years), fell to 4.48% by period-end, while prices correspondingly rose. The tax-exempt bond market has been challenged by a combination of record-setting supply year-to-date, economic uncertainty and concerns around the credit worthiness of bond insurers. This has brought municipal bond prices to relatively attractive levels and, as such, demand generally has remained firm.

As you navigate market volatility, we encourage you to review your investment goals with your financial professional and to make portfolio changes, as needed. For more market insight and commentary from BlackRock investment professionals, we invite you to visit www.blackrock.com/funds. As always, we thank you for entrusting BlackRock with your investment assets, and we look forward to continuing to serve you in the months and years ahead.


Sincerely,


/s/ Robert C. Doll, Jr.
-----------------------
Robert C. Doll, Jr.
Vice Chairman, BlackRock, Inc.


/s/ Peter J. Hayes
------------------
Peter J. Hayes
Managing Director, BlackRock, Inc.


THIS PAGE NOT PART OF YOUR FUND REPORT



Fund Summary as of October 31, 2007           BlackRock MuniHoldings Fund, Inc.


Investment Objective


BlackRock MuniHoldings Fund, Inc. (MHD) seeks to provide shareholders with current income exempt from federal income taxes by investing primarily in a portfolio of long-term, investment grade municipal obligations the interest on which, in the opinion of bond counsel to the issuer, is exempt from federal income taxes.


Fund Information

Symbol on New York Stock Exchange                                      MHD
Initial Offering Date                                              May 2, 1997
Yield on Closing Market Price as of October 31, 2007 ($14.77)*        5.77%
Tax Equivalent Yield**                                                8.88%
Current Monthly Distribution per share of Common Stock***             $.071
Current Annualized Distribution per share of Common Stock***          $.852
Leverage as of October 31, 2007****                                   35.81%

    * Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.
      Past performance does not guarantee future results.

   ** Tax equivalent yield assumes the maximum federal tax rate of 35%.

  *** The distribution is not constant and is subject to change. A portion of the distribution may be deemed a tax return of capital or net realized gain at fiscal year end.

 **** As a percentage of managed assets, which is the total assets of the Fund
      (including any assets attributable to Auction Market Preferred Stock that may be outstanding) minus the sum of accrued liabilities (other than debt representing financial leverage).


The table below summarizes the changes in the Fund's market price and net asset value per share:


                      10/31/07   4/30/07       Change        High        Low

Market Price           $14.77     $16.49      (10.43%)      $16.68      $14.42
Net Asset Value        $16.09     $16.51       (2.54%)      $16.53      $15.63


The following charts show the portfolio composition and credit quality allocations of the Fund's long-term investments:


Portfolio Composition


Credit Quality Allocations*


Sector                                          10/31/07       4/30/07

Industrial & Pollution Control                      19%            19%
Hospital                                            18             19
City, County & State                                14             14
Sales Tax                                           13             10
Transportation                                       9             11
Education                                            9             10
Power                                                6              3
Tobacco                                              4              6
Housing                                              4              4
Lease Revenue                                        3              3
Water & Sewer                                        1              1



Credit Rating                                   10/31/07       4/30/07

AAA/Aaa                                             35%            37%
AA/Aa                                               12             10
A/A                                                 18             16
BBB/Baa                                             13             15
BB/Ba                                                1              1
B/B                                                  1              1
CCC/Caa                                              2              2
NR (Not Rated)                                      18             18

 * Using the higher of S&P's or Moody's ratings.



SEMI-ANNUAL REPORT                                             OCTOBER 31, 2007



Fund Summary as of October 31, 2007   BlackRock MuniHoldings Insured Fund, Inc.


Investment Objective


BlackRock MuniHoldings Insured Fund, Inc. (MUS) seeks to provide shareholders with current income exempt from federal income taxes by investing primarily in a portfolio of long-term, investment grade municipal obligations the interest on which, in the opinion of bond counsel to the issuer, is exempt from federal income taxes. Under normal circumstances, the Fund also invests at least 80% of its total assets in municipal bonds that are covered by insurance.


Fund Information

Symbol on New York Stock Exchange                                      MUS
Initial Offering Date                                              May 1, 1998
Yield on Closing Market Price as of October 31, 2007 ($12.14)*        4.79%
Tax Equivalent Yield**                                                7.37%
Current Monthly Distribution per share of Common Stock***             $.0485
Current Annualized Distribution per share of Common Stock***          $.582
Leverage as of October 31, 2007****                                   43.03%

    * Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.
      Past performance does not guarantee future results.

   ** Tax equivalent yield assumes the maximum federal tax rate of 35%.

  *** The distribution is not constant and is subject to change. A portion of the distribution may be deemed a tax return of capital or net realized gain at fiscal year end.

 **** As a percentage of managed assets, which is the total assets of the Fund
      (including any assets attributable to Auction Market Preferred Stock that may be outstanding) minus the sum of accrued liabilities (other than debt representing financial leverage).


The table below summarizes the changes in the Fund's market price and net asset value per share:


                      10/31/07   4/30/07       Change        High        Low

Market Price           $12.14     $13.13      (7.54%)       $13.18      $11.85
Net Asset Value        $13.74     $14.10      (2.55%)       $14.11      $13.25


The following charts show the portfolio composition and credit quality allocations of the Fund's long-term investments:


Portfolio Composition


Credit Quality Allocations*


Sector                                          10/31/07       4/30/07

City, County & State                                17%            23%
Sales Tax                                           15             17
Education                                           13             14
Hospital                                            11              6
Lease Revenue                                       10             10
Housing                                              9              7
Power                                                9              2
Transportation                                       9             10
Industrial & Pollution Control                       4              6
Water & Sewer                                        2              2
Resource Recovery                                    1              1
Tobacco                                              0              2


Credit Rating                                   10/31/07       4/30/07

AAA/Aaa                                             90%            89%
AA/Aa                                                2              4
A/A                                                  5              3
BBB/Baa                                              3              4

 * Using the higher of S&P's or Moody's ratings.



SEMI-ANNUAL REPORT                                             OCTOBER 31, 2007



The Benefits and Risks of Leveraging


The Funds utilize leverage to seek to enhance the yield and net asset value of their Common Stock. However, these objectives cannot be achieved in all interest rate environments. To leverage, each Fund issues Preferred Stock, which pays dividends at prevailing short-term interest rates, and invests the proceeds in long-term municipal bonds. The interest earned on these investments is paid to Common Stock shareholders in the form of dividends, and the value of these portfolio holdings is reflected in the per share net asset value of each Fund's Common Stock. However, in order to benefit Common Stock shareholders, the yield curve must be positively sloped; that is, short-term interest rates must be lower than long-term interest rates. At the same time, a period of generally declining interest rates will benefit Common Stock shareholders. If either of these conditions change, then the risks of leveraging will begin to outweigh the benefits.

To illustrate these concepts, assume a fund's Common Stock capitalization of $100 million and the issuance of Preferred Stock for an additional $50 million, creating a total value of $150 million available for investment in long-term municipal bonds. If prevailing short-term interest rates are approximately 3% and long-term interest rates are approximately 6%, the yield curve has a strongly positive slope. The fund pays dividends on the $50 million of Preferred Stock based on the lower short-term interest rates. At the same time, the fund's total portfolio of $150 million earns the income based on long-term interest rates.

In this case, the dividends paid to Preferred Stock shareholders are significantly lower than the income earned on the fund's long-term investments, and therefore the Common Stock shareholders are the beneficiaries of the incremental yield. However, if short-term interest rates rise, narrowing the differential between short-term and long-term interest rates, the incremental yield pickup on the Common Stock will be reduced or eliminated completely. At the same time, the market value on the fund's Common Stock (that is, its price as listed on the New York Stock Exchange), may, as a result, decline. Furthermore, if long-term interest rates rise, the Common Stock's net asset value will reflect the full decline in the price of the portfolio's investments, since the value of the fund's Preferred Stock does not fluctuate. In addition to the decline in net asset value, the market value of the fund's Common Stock may also decline.

As of October 31, 2007, BlackRock MuniHoldings Fund, Inc. and BlackRock MuniHoldings Insured Fund, Inc. had leverage amounts, due to Auction Market Preferred Stock, of 35.81% and 43.03% of total net assets, respectively, before the deduction of Preferred Stock.

As a part of their investment strategy, the Funds may invest in certain securities whose potential income return is inversely related to changes in a floating interest rate ("inverse floaters"). In general, income on inverse floaters will decrease when short-term interest rates increase and increase when short-term interest rates decrease. Investments in inverse floaters may be characterized as derivative securities and may subject the Funds to the risks of reduced or eliminated interest payments and losses of invested principal. In addition, inverse floaters have the effect of providing investment leverage and, as a result, the market value of such securities will generally be more volatile than that of fixed-rate, tax-exempt securities. To the extent the Funds invest in inverse floaters, the market value of each Fund's portfolio and the net asset value of each Fund's shares may also be more volatile than if the Funds did not invest in these securities. (See Note 1(c) to Financial Statements for details of municipal bonds held in trust.)


Swap Agreements


The Funds may invest in swap agreements, which are over-the-counter contracts in which one party agrees to make periodic payments based on the change in market value of a specified bond, basket of bonds, or index in return for periodic payments based on a fixed or variable interest rate or the change in market value of a different bond, basket of bonds or index. Swap agreements may be used to obtain exposure to a bond or market without owning or taking physical custody of securities. Swap agreements involve the risk that the party with whom each Fund has entered into a swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the other party to the agreement.



SEMI-ANNUAL REPORT                                             OCTOBER 31, 2007



Schedule of Investments as of October 31, 2007 (Unaudited)

                            BlackRock MuniHoldings Fund, Inc.    (In Thousands)

     Face
   Amount    Municipal Bonds                                           Value

Alabama--2.9%

$   1,750    Camden, Alabama, IDB, Exempt Facilities Revenue
               Bonds (Weyerhaeuser Company), Series A,
               6.125% due 12/01/2024                                 $    1,868
    4,550    Jefferson County, Alabama, Limited Obligation School
               Warrants, Series A, 5% due 1/01/2024                       4,698

Arizona--6.6%

             Maricopa County, Arizona, IDA, Education Revenue
               Bonds (Arizona Charter Schools Project 1), Series A:
      900         6.50% due 7/01/2012                                       898
    2,200         6.75% due 7/01/2029                                     2,141
    2,215    Phoenix, Arizona, IDA, Airport Facility, Revenue
               Refunding Bonds (America West Airlines Inc.
               Project), AMT, 6.30% due 4/01/2023                         2,220
    1,000    Pinal County, Arizona, COP, 5% due 12/01/2029                1,002
             Salt Verde Financial Corporation, Arizona, Senior
               Gas Revenue Bonds:
    3,505         5% due 12/01/2032                                       3,383
    4,905         5% due 12/01/2037                                       4,692
      510    Show Low, Arizona, Improvement District Number 5,
               Special Assessment Bonds, 6.375% due 1/01/2015               516

Arkansas--0.9%

    2,000    University of Arkansas, University Construction
               Revenue Bonds (UAMS Campus), Series B, 5%
               due 11/01/2023 (d)                                         2,088

California--17.0%

      875    Agua Caliente Band of Cahuilla Indians, California,
               Casino Revenue Bonds, 5.60% due 7/01/2013                    899
    2,965    California Infrastructure and Economic Development
               Bank, Insured Revenue Bonds (Rand Corporation),
               Series A, 5.50% due 4/01/2012 (a)(f)                       3,138
    6,800    California State Public Works Board, Lease Revenue
               Bonds (Department of Corrections), Series C, 5.25%
               due 6/01/2028                                              7,019
             California State, GO (f):
      300         5.50% due 4/01/2014                                       334
    2,100         5.50% due 4/01/2014                                     2,338
      100         5.50% due 4/01/2014                                       111
    3,955    California State, GO, Refunding, 5% due 6/01/2032            4,017
    3,870    California Statewide Communities Development Authority,
               Health Facility Revenue Bonds (Memorial Health
               Services), Series A, 6% due 10/01/2023                     4,123
    2,000    East Side Union High School District, California, Santa
               Clara County, GO (Election of 2002), Series D, 5%
               due 8/01/2021 (g)                                          2,109
    1,165    Golden State Tobacco Securitization Corporation of
               California, Tobacco Settlement Revenue Bonds,
               Series A-3, 7.875% due 6/01/2013 (f)                       1,412



     Face
   Amount    Municipal Bonds                                           Value

California (concluded)

             Montebello, California, Unified School District,
               GO (b)(m):
$   2,405         5.61% due 8/01/2022                                $    1,240
    2,455         5.61% due 8/01/2023                                     1,198
    2,095    Oceanside, California, Unified School District, GO
               (Election of 2000), Series C, 5.25%
               due 8/01/2032 (d)                                          2,202
    3,490    Sequoia, California, Unified High School District, GO,
               Refunding, Series B, 5.50% due 7/01/2035 (c)               3,785
    1,000    Sunnyvale, California, School District, GO (Election
               of 2004), Series A, 5% due 9/01/2026 (c)                   1,046
    2,915    Tustin, California, Unified School District, Senior Lien
               Special Tax Bonds (Community Facilities District
               Number 97-1), Series A, 5% due 9/01/2032 (c)               2,976

Colorado--1.7%

    2,645    Elk Valley, Colorado, Public Improvement Revenue
               Bonds (Public Improvement Fee), Series A, 7.35%
               due 9/01/2031                                              2,752
    1,000    Plaza Metropolitan District Number 1, Colorado, Tax
               Allocation Revenue Bonds (Public Improvement Fees),
               8.125% due 12/01/2025                                        985

Connecticut--2.4%

    2,165    Connecticut State Development Authority, Airport
               Facility Revenue Bonds (Learjet Inc. Project), AMT,
               7.95% due 4/01/2026                                        2,515
    2,735    Connecticut State Development Authority, IDR (AFCO
               Cargo BDL-LLC Project), AMT, 8% due 4/01/2030              2,908

Florida--7.7%

    3,190    Hillsborough County, Florida, IDA, Hospital Revenue
               Bonds (H. Lee Moffitt Cancer Center Project), Series A,
               5.25% due 7/01/2037                                        3,216
    2,340    Miami-Dade County, Florida, Subordinate Special
               Obligation Revenue Bonds, Series A, 5.24%
               due 10/01/2037 (d)(m)                                        501
             Midtown Miami, Florida, Community Development
               District, Special Assessment Revenue Bonds:
    2,250         Series A, 6.25% due 5/01/2037                           2,205
    2,550         Series B, 6.50% due 5/01/2037                           2,567
    3,225    Orange County, Florida, Health Facilities Authority,
               Hospital Revenue Bonds (Orlando Regional Healthcare),
               6% due 12/01/2012 (f)                                      3,578
    2,095    Orlando, Florida, Greater Orlando Aviation Authority,
               Airport Facilities Revenue Bonds (JetBlue Airways
               Corp.), AMT, 6.50% due 11/15/2036                          2,126
      800    Orlando, Florida, Urban Community Development
               District, Capital Improvement Special Assessment
               Bonds, Series A, 6.95% due 5/01/2033                         842



Portfolio Abbreviations


To simplify the listings of portfolio holdings in the Schedule of Investments, we have abbreviated the names and descriptions of many of the securities according to the list below and at right.


AMT        Alternative Minimum Tax (subject to)
COP        Certificates of Participation
DRIVERS    Derivative Inverse Tax-Exempt Receipts
EDA        Economic Development Authority
GO         General Obligation Bonds
HDA        Housing Development Authority
HFA        Housing Finance Agency
IDA        Industrial Development Authority
IDB        Industrial Development Board
IDR        Industrial Development Revenue Bonds
M/F        Multi-Family
PCR        Pollution Control Revenue Bonds
S/F        Single-Family
VRDN       Variable Rate Demand Notes



SEMI-ANNUAL REPORT                                             OCTOBER 31, 2007



Schedule of Investments (continued)

                            BlackRock MuniHoldings Fund, Inc.    (In Thousands)

     Face
   Amount    Municipal Bonds                                           Value

Florida (concluded)

$     725    Palm Coast Park Community Development District,
               Florida, Special Assessment Revenue Bonds, 5.70%
               due 5/01/2037                                         $      655
    1,615    Preserve at Wilderness Lake, Florida, Community
               Development District, Capital Improvement Bonds,
               Series A, 5.90% due 5/01/2034                              1,581

Georgia--2.9%

    1,750    Atlanta, Georgia, Tax Allocation Bonds (Atlantic Station
               Project), 7.90% due 12/01/2011 (f)                         2,051
             Atlanta, Georgia, Tax Allocation Refunding Bonds
               (Atlantic Station Project) (e):
    1,000         5.25% due 12/01/2020                                    1,080
    2,000         5.25% due 12/01/2021                                    2,152
    1,000         5.25% due 12/01/2022                                    1,074

Illinois--3.0%

    1,200    Chicago, Illinois, Special Assessment Bonds (Lake Shore
               East), 6.75% due 12/01/2032                                1,260
    4,000    Illinois HDA, Homeowner Mortgage Revenue Bonds,
               AMT, Sub-Series C-2, 5.35% due 2/01/2027                   4,050
      700    Illinois State Finance Authority Revenue Bonds
               (Landing At Plymouth Place Project), Series A, 6%
               due 5/15/2025                                                712
      625    Naperville, Illinois, IDR (General Motors Corporation),
               Refunding, VRDN, 6.50% due 12/01/2012 (i)                    625

Indiana--2.4%

    7,645    Allen County, Indiana, Redevelopment District Tax
               Increment Revenue Bonds (General Motors
               Development Area), 7% due 5/15/2008 (f)(m)                 5,340

Kentucky--1.3%

    2,000    Louisville and Jefferson Counties, Kentucky, Metropolitan
               Sewer District, Sewer and Drain System Revenue
               Bonds, Series A, 5.50% due 5/15/2034 (d)                   2,129
      800    Public Energy Authority of Kentucky, Inc., Gas Supply
               Revenue Bonds (BP Corporation of North America),
               VRDN, Series A, 3.54% due 8/01/2016 (i)                      800

Louisiana--4.3%

    4,115    Louisiana Public Facilities Authority, Hospital Revenue
               Bonds (Franciscan Missionaries of Our Lady Health
               System, Inc.), Series A, 5.25% due 8/15/2036               4,172
    1,750    New Orleans, Louisiana, Financing Authority Revenue
               Bonds (Xavier University of Louisiana Project), 5.30%
               due 6/01/2026 (d)                                          1,815
    3,540    New Orleans, Louisiana, GO (Public Improvements),
               5% due 10/01/2033 (d)                                      3,626

Maryland--3.0%

    1,870    Anne Arundel County, Maryland, Special Obligation
               Revenue Bonds (Arundel Mills Project), 7.10%
               due 7/01/2009 (f)                                          2,009
    1,760    Maryland State Economic Development Corporation,
               Student Housing Revenue Bonds (University
               of Maryland College Park Project), 6%
               due 6/01/2013 (f)                                          1,976
    2,750    Maryland State Energy Financing Administration,
               Limited Obligation Revenue Bonds (Cogeneration-AES
               Warrior Run), AMT, 7.40% due 9/01/2019                     2,757



     Face
   Amount    Municipal Bonds                                           Value

Massachusetts--3.6%

$   5,000    Massachusetts State School Building Authority,
               Dedicated Sales Tax Revenue Bonds, Series A, 5%
               due 8/15/2030 (c)                                     $    5,189
    2,900    Massachusetts State, HFA, Housing Revenue Bonds,
               AMT, Series A, 5.25% due 12/01/2048                        2,903

Michigan--2.6%

    1,400    Flint, Michigan, Hospital Building Authority, Revenue
               Refunding Bonds (Hurley Medical Center), Series A,
               6% due 7/01/2020 (e)                                       1,477
    3,000    Michigan State Strategic Fund, Limited Obligation
               Revenue Refunding Bonds (Detroit Edison Company
               Pollution Control Project), AMT, Series B, 5.65%
               due 9/01/2029                                              3,081
    1,300    Michigan State Strategic Fund, PCR (General Motors
               Corporation Project), VRDN, 7% due 12/01/2008 (i)          1,300

Minnesota--1.7%

    3,499    Minneapolis, Minnesota, Community Development Agency,
               Supported Development Revenue Refunding Bonds,
               Series G-3, 5.45% due 12/01/2011 (f)                       3,753

Mississippi--5.5%

    7,675    Claiborne County, Mississippi, PCR, Refunding
               (System Energy Resources Inc. Project), 6.20%
               due 2/01/2026                                              7,707
    2,500    Mississippi Business Finance Corporation, Mississippi,
               PCR, Refunding (System Energy Resources Inc. Project),
               5.90% due 5/01/2022                                        2,528
             Mississippi Development Bank, Special Obligation
               Revenue Refunding Bonds (Gulfport Water and
               Sewer System Project) (c):
    1,000         5.25% due 7/01/2017                                     1,097
      810         5.25% due 7/01/2019                                       881

Missouri--1.4%

    1,915    Fenton, Missouri, Tax Increment Revenue Refunding
               and Improvement Bonds (Gravois Bluffs), 7%
               due 10/01/2011 (f)                                         2,172
    1,000    Missouri State Development Finance Board, Infrastructure
               Facilities Revenue Refunding Bonds (Branson), Series A,
               5.50% due 12/01/2032                                       1,007

New Jersey--12.9%

             New Jersey EDA, Cigarette Tax Revenue Bonds:
    5,385         5.75% due 6/15/2029                                     5,641
    2,280         5.75% due 6/15/2034                                     2,396
             New Jersey EDA, Retirement Community Revenue
               Bonds (f):
    1,475         (Cedar Crest Village Inc. Facility), Series A,
                  7.25% due 11/15/2011                                    1,684
    2,600         (Seabrook Village Inc.), Series A, 8.25%
                  due 11/15/2010                                          2,975
    1,965    New Jersey EDA, School Facilities Construction Revenue
               Bonds, Series O, 5.125% due 3/01/2030                      2,045
             New Jersey EDA, Special Facility Revenue Bonds
               (Continental Airlines Inc. Project), AMT:
    2,950         6.25% due 9/15/2029                                     2,982
    1,000         6.625% due 9/15/2012                                    1,032



SEMI-ANNUAL REPORT                                             OCTOBER 31, 2007



Schedule of Investments (continued)

                            BlackRock MuniHoldings Fund, Inc.    (In Thousands)

     Face
   Amount    Municipal Bonds                                           Value

New Jersey (concluded)

$   3,325    New Jersey Health Care Facilities Financing Authority
               Revenue Bonds (South Jersey Hospital), 6%
               due 7/01/2012 (f)                                     $    3,656
    3,500    New Jersey State Turnpike Authority, Turnpike Revenue
               Bonds, Series C, 5% due 1/01/2030 (c)                      3,630
    2,315    Tobacco Settlement Financing Corporation of New
               Jersey, Asset-Backed Revenue Bonds, 7%
               due 6/01/2013 (f)                                          2,706

New Mexico--0.9%

    2,000    Farmington, New Mexico, PCR, Refunding (Public
               Service Company of New Mexico--San Juan Project),
               Series A, 6.30% due 12/01/2016                             2,044

New York--12.4%

    1,155    Dutchess County, New York, IDA, Civic Facility Revenue
               Refunding Bonds (Saint Francis Hospital), Series A,
               7.50% due 3/01/2029                                        1,253
      535    New York City, New York, City IDA, Civic Facility Revenue
               Bonds, Series C, 6.80% due 6/01/2028                         573
             New York City, New York, City IDA, Special Facility Revenue
               Bonds (Continental Airlines Inc. Project), AMT:
      725         8% due 11/01/2012                                         774
      725         8.375% due 11/01/2016                                     780
    9,115    New York City, New York, Sales Tax Asset Receivable
               Corporation Revenue Bonds, Series A, 5%
               due 10/15/2020 (d)                                         9,675
    3,680    New York State Dormitory Authority Revenue Bonds
               (School Districts Financing Program), Series D, 5.25%
               due 10/01/2023 (d)                                         3,912
             Tobacco Settlement Financing Corporation of New York
               Revenue Bonds:
    3,150         Series A-1, 5.50% due 6/01/2018                         3,357
    3,500         Series C-1, 5.50% due 6/01/2017                         3,689
    1,400         Series C-1, 5.50% due 6/01/2022                         1,492
    2,080    Westchester County, New York, IDA, Continuing Care
               Retirement, Mortgage Revenue Bonds (Kendal on
               Hudson Project), Series A, 6.50% due 1/01/2034             2,164

Pennsylvania--5.8%

    1,700    Bucks County, Pennsylvania, IDA, Retirement Community
               Revenue Bonds (Ann's Choice Inc.), Series A, 6.25%
               due 1/01/2035                                              1,743
    3,500    Pennsylvania Economic Development Financing Authority,
               Exempt Facilities Revenue Bonds (National Gypsum
               Company), AMT, Series B, 6.125% due 11/01/2027             3,559
      725    Philadelphia, Pennsylvania, Authority for IDR, Commercial
               Development, 7.75% due 12/01/2017                            726
             Philadelphia, Pennsylvania, Authority for Industrial
               Development, Senior Living Revenue Bonds:
    1,105         (Arbor House Inc. Project), Series E, 6.10%
                  due 7/01/2033                                           1,141
    1,245         (Saligman House Project), Series C, 6.10%
                  due 7/01/2033                                           1,285



     Face
   Amount    Municipal Bonds                                           Value

Pennsylvania (concluded)

$     300    Philadelphia, Pennsylvania, Hospitals and Higher
               Education Facilities Authority, Hospital Revenue
               Refunding Bonds (Children's Hospital Project),
               VRDN, Series A, 3.48% due 2/15/2014 (i)               $      300
    3,500    Sayre, Pennsylvania, Health Care Facilities Authority,
               Revenue Bonds (Guthrie Healthcare System),
               Series B, 7.125% due 12/01/2011 (f)                        4,195

Rhode Island--1.4%

    2,820    Rhode Island State Health and Educational Building
               Corporation, Hospital Financing Revenue Bonds
               (Lifespan Obligation Group), 6.50% due 8/15/2012 (f)       3,178

South Carolina--1.5%

    3,020    Medical University Hospital Authority, South Carolina,
               Hospital Facilities Revenue Refunding Bonds, Series A,
               6.375% due 8/15/2012 (f)                                   3,387

South Dakota--0.8%

    1,825    South Dakota State Health and Educational Facilities
               Authority Revenue Bonds (Sanford Health), 5%
               due 11/01/2040                                             1,827

Tennessee--6.6%

    4,030    Hardeman County, Tennessee, Correctional Facilities
               Corporation Revenue Bonds, 7.75% due 8/01/2017             4,114
             Shelby County, Tennessee, Health, Educational and
               Housing Facility Board, Hospital Revenue Refunding
               Bonds:
    4,575         (Methodist Healthcare), 6.50% due 9/01/2012 (f)         5,172
    2,250         (Saint Jude Children's Research Hospital), 5%
                  due 7/01/2031                                           2,277
    3,160    Tennessee Educational Loan Revenue Bonds (Educational
               Funding South Inc.), AMT, Senior Series B, 6.20%
               due 12/01/2021                                             3,166

Texas--13.6%

    4,000    Austin, Texas, Convention Center Revenue Bonds
               (Convention Enterprises Inc.), First Tier, Series A,
               6.70% due 1/01/2011 (f)                                    4,379
      300    Bell County, Texas, Health Facilities Development
               Corporation, Hospital Revenue Bonds (Scott & White
               Memorial Hospital), VRDN, Series B-1, 3.55%
               due 8/15/2029 (d)(i)                                         300
    2,340    Brazos River Authority, Texas, Revenue Refunding Bonds
               (Reliant Energy Inc. Project), Series B, 7.75%
               due 12/01/2018                                             2,420
    3,655    Brazos River, Texas, Harbor Navigation District,
               Brazoria County Environmental Revenue Refunding
               Bonds (Dow Chemical Company Project), AMT,
               Series A-7, 6.625% due 5/15/2033                           3,898
    1,800    Houston, Texas, Health Facilities Development
               Corporation, Retirement Facility Revenue Bonds
               (Buckingham Senior Living Community), Series A,
               7.125% due 2/15/2014 (f)                                   2,149
    3,000    Lower Colorado River Authority, Texas, PCR (Samsung
               Austin Semiconductor), AMT, 6.375% due 4/01/2027           3,049



SEMI-ANNUAL REPORT                                             OCTOBER 31, 2007



Schedule of Investments (continued)

                            BlackRock MuniHoldings Fund, Inc.    (In Thousands)

     Face
   Amount    Municipal Bonds                                           Value

Texas (concluded)

$   1,485    Matagorda County, Texas, Navigation District Number 1,
               Revenue Refunding Bonds (Reliant Energy Inc.),
               Series C, 8% due 5/01/2029                            $    1,532
      200    North Central Texas, Health Facility Development
               Corporation Revenue Bonds (Methodist Hospitals-
               Dallas), VRDN, Series B, 3.55% due 10/01/2015 (d)(i)         200
    1,425    Port Corpus Christi, Texas, Individual Development
               Corporation, Environmental Facilities Revenue Bonds
               (Citgo Petroleum Corporation Project), AMT, 8.25%
               due 11/01/2031                                             1,457
             SA Energy Acquisition Public Facilities Corporation,
               Texas, Gas Supply Revenue Bonds:
    2,425         5.50% due 8/01/2023                                     2,526
    1,100         5.50% due 8/01/2024                                     1,144
    1,120         5.50% due 8/01/2025                                     1,163
    3,225    Texas State Department of Housing and Community
               Affairs, Residential Mortgage Revenue Bonds, AMT,
               Series A, 5.70% due 1/01/2033 (j)                          3,274
    2,770    Texas State Department of Housing and Community
               Affairs, Residential Mortgage Revenue Refunding
               Bonds, AMT, Series B, 5.25% due 7/01/2022 (j)              2,853

Vermont--1.1%

    2,370    Vermont Educational and Health Buildings Financing
               Agency, Revenue Bonds (Developmental and Mental
               Health), Series A, 6% due 6/15/2017                        2,487

Virginia--3.7%

    1,150    Chesterfield County, Virginia, IDA, PCR (Virginia Electric
               and Power Company), Series A, 5.875%
               due 6/01/2017                                              1,220
    3,000    Fairfax County, Virginia, EDA, Resource Recovery
               Revenue Refunding Bonds, AMT, Series A, 6.10%
               due 2/01/2011 (a)                                          3,217
    1,800    Pocahontas Parkway Association, Virginia, Toll
               Road Revenue Bonds, Senior Series B, 8.40%
               due 8/15/2008 (f)(m)                                         522
    3,035    Tobacco Settlement Financing Corporation of Virginia,
               Asset-Backed Revenue Bonds, 5.625%
               due 6/01/2015 (f)                                          3,399

Washington--0.6%

    1,340    Seattle, Washington, Housing Authority Revenue
               Bonds (Replacement Housing Project), 6.125%
               due 12/01/2032                                             1,355

Wisconsin--1.2%

             Wisconsin State Health and Educational Facilities
               Authority Revenue Bonds:
      825         (New Castle Place Project), Series A, 7%
                  due 12/01/2031                                            845
    1,755         (SynergyHealth Inc.), 6% due 11/15/2032                 1,820

Puerto Rico--2.1%

    2,060    Puerto Rico Industrial, Medical and Environmental
               Pollution Control Facilities Financing Authority,
               Special Facilities Revenue Bonds (American
               Airlines Inc.), Series A, 6.45% due 12/01/2025             2,069
   19,236    Puerto Rico Sales Tax Financing Corporation, Sales
               Tax Revenue Refunding Bonds, Series A, 5.06%
               due 8/01/2047 (a)(m)                                       2,623



     Face
   Amount    Municipal Bonds                                           Value

U.S. Virgin Islands--1.6%

$   3,460    Virgin Islands Government Refinery Facilities, Revenue
               Refunding Bonds (Hovensa Coker Project), AMT,
               6.50% due 7/01/2021                                   $    3,672

             Total Municipal Bonds
             (Cost--$292,603)--137.1%                                   306,710



             Municipal Bonds Held in Trust (h)

California--5.6%

    6,810    California Pollution Control Financing Authority, PCR,
               Refunding (Pacific Gas and Electric), AMT, Series A,
               5.35%, due 12/01/2016 (d)                                  7,157
    5,210    San Jose, California, Airport Revenue Refunding Bonds,
               Series A, 5.50% due 3/01/2032 (a)                          5,514

Maryland--5.1%

   10,835    Baltimore, Maryland, Convention Center Hotel Revenue
               Bonds, Senior Series A, 5.25% due 9/01/2039 (g)           11,357

New York--2.0%

    4,240    New York City, New York, Sales Tax Asset Receivable
               Corporation Revenue Bonds, Series A, 5.25%
               due 10/15/2027 (a)                                         4,503

South Carolina--5.3%

   11,600    South Carolina State Ports Authority, Ports Revenue
               Bonds, AMT, 5.30% due 7/01/2026 (c)                       11,790

Texas--5.5%

   11,760    Harris County, Texas, Toll Road Revenue Refunding
               Bonds, Senior Lien, Series A, 5.25%
               due 8/15/2035 (c)                                         12,319
             Total Municipal Bonds Held in Trust
             (Cost--$53,013)--23.5%                                      52,640



   Shares
     Held    Short-Term Securities

        9    Merrill Lynch Institutional Tax-Exempt
               Fund, 3.43% (k)(l)                                             9

             Total Short-Term Securities
             (Cost--$9)--0.0%                                                 9

Total Investments (Cost--$345,625*)--160.6%                             359,359
Other Assets Less Liabilities--6.6%                                      14,837
Liability for Trust Certificates, Including Interest Expense
  Payable--(11.3%)                                                     (25,454)
Preferred Stock, at Redemption Value--(55.9%)                         (125,040)
                                                                     ----------
Net Assets Applicable to Common Stock--100.0%                        $  223,702
                                                                     ==========



SEMI-ANNUAL REPORT                                             OCTOBER 31, 2007



Schedule of Investments (concluded)

                            BlackRock MuniHoldings Fund, Inc.    (In Thousands)


  * The cost and unrealized appreciation (depreciation) of investments as of October 31, 2007, as computed for federal income tax purposes, were as follows:

    Aggregate cost                                 $       320,193
                                                   ===============
    Gross unrealized appreciation                  $        15,228
    Gross unrealized depreciation                          (1,290)
                                                   ---------------
    Net unrealized appreciation                    $        13,938
                                                   ===============

(a) AMBAC Insured.

(b) FGIC Insured.

(c) FSA Insured.

(d) MBIA Insured.

(e) ACA Insured.

(f) Prerefunded.

(g) XL Capital Insured.

(h) Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund may have acquired the residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1(c) to Financial Statements for details of municipal bonds held in trust.

(i) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.

(j) FNMA/GNMA Collateralized.

(k) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                                      Net          Dividend
    Affiliate                                       Activity        Income

    Merrill Lynch Institutional Tax-Exempt Fund        --            --++

      ++ Amount is less than $1,000.


(l) Represents the current yield as of October 31, 2007.

(m) Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase.

    See Notes to Financial Statements.



SEMI-ANNUAL REPORT                                             OCTOBER 31, 2007



Schedule of Investments as of October 31, 2007 (Unaudited)

                    BlackRock MuniHoldings Insured Fund, Inc.    (In Thousands)

     Face
   Amount    Municipal Bonds                                           Value

Alabama--1.3%

$   2,170    Jefferson County, Alabama, Limited Obligation School
               Warrants, Series A, 5.50% due 1/01/2022               $    2,324

Arizona--1.1%

    2,100    Salt Verde Financial Corporation, Arizona, Senior Gas
               Revenue Bonds, 5% due 12/01/2037                           2,009

California--26.7%

    2,000    California State Public Works Board, Lease Revenue
               Bonds (Department of General Services--Capitol East
               End Complex), Series A, 5% due 12/01/2027 (a)              2,080
    1,300    California State, GO, 5.50% due 4/01/2014 (f)                1,448
    5,955    California State, Various Purpose, GO, 5.25%
               due 12/01/2022 (d)                                         6,325
             East Side Union High School District, California, Santa
               Clara County, GO (Election of 2002):
    1,800         Series B, 5% due 8/01/2027 (b)                          1,871
    5,155         Series D, 5% due 8/01/2029 (g)                          5,359
    2,565    Modesto, California, Schools Infrastructure Financing
               Agency, Special Tax Bonds, 5.50% due 9/01/2036 (a)         2,714
    1,265    San Jose, California, GO (Libraries, Parks and Public
               Safety Projects), 5% due 9/01/2030 (e)                     1,305
             San Pablo, California, Joint Powers Financing Authority,
               Tax Allocation Revenue Refunding Bonds (e)(q):
    2,635         5.66% due 12/01/2024                                    1,110
    2,355         5.66% due 12/01/2025                                      935
    2,355         5.66% due 12/01/2026                                      886
    4,265    Santa Ana, California, Unified School District, GO, 5%
               due 8/01/2032 (e)                                          4,363
    3,145    Sequoia, California, Unified High School District, GO,
               Refunding, Series B, 5.50% due 7/01/2035 (d)               3,411
    4,540    Stockton, California, Public Financing Revenue Bonds
               (Redevelopment Projects), Series A, 5.25%
               due 9/01/2031 (h)                                          4,575
             Tustin, California, Unified School District, Senior Lien
               Special Tax Bonds (Community Facilities District
               Number 97-1), Series A (d):
    2,180         5% due 9/01/2032                                        2,226
    2,800         5% due 9/01/2038                                        2,854
    2,000    University of California Revenue Bonds (Multiple
               Purpose Projects), Series Q, 5% due 9/01/2022 (d)          2,088
    3,480    West Contra Costa, California, Unified School District,
               GO, Series C, 5% due 8/01/2021 (b)                         3,654

Colorado--6.4%

   10,620    Aurora, Colorado, COP, 5.75% due 12/01/2010 (a)(f)          11,321

Connecticut--0.1%

      200    Connecticut State Health and Educational Facilities
               Authority Revenue Bonds (Quinnipiac University),
               VRDN, Series F, 4.60% due 7/01/2031 (h)(i)                   200



     Face
   Amount    Municipal Bonds                                           Value

District of Columbia - 0.9%

$   1,500    District of Columbia, Deed Tax Revenue Bonds
               (Housing Production Trust Fund--New Communities
               Project), Series A, 5% due 6/01/2032 (e)              $    1,557

Florida - 23.8%

    1,470    Broward County, Florida, HFA, S/F Mortgage Revenue
               Refunding Bonds, AMT, Series E, 5.90%
               due 10/01/2039 (n)(o)                                      1,559
    2,100    Hillsborough County, Florida, HFA, S/F Mortgage Revenue
               Bonds, AMT, Series 1, 5.375% due 10/01/2049 (n)(o)         2,226
    3,300    Hillsborough County, Florida, IDA, Hospital Revenue
               Bonds (H. Lee Moffitt Cancer Center Project), Series A,
               5.25% due 7/01/2037                                        3,327
    4,515    Jacksonville, Florida, Health Facilities Authority, Hospital
               Revenue Bonds (Baptist Medical Center Project), 5%
               due 8/15/2037 (d)                                          4,602
    2,500    Lee County, Florida, HFA, S/F Mortgage Revenue Bonds
               (Multi-County Program), AMT, Series A-2, 6%
               due 9/01/2040 (n)(o)                                       2,717
             Lee Memorial Health System, Florida, Hospital Revenue
               Bonds, Series A:
    1,060         5% due 4/01/2032                                        1,062
    3,000         5% due 4/01/2032 (a)                                    3,070
    7,225    Miami-Dade County, Florida, Aviation Revenue Refunding
               Bonds (Miami International Airport), AMT, Series A, 5%
               due 10/01/2040 (g)                                         7,234
    2,225    Miami-Dade County, Florida, Subordinate Special
               Obligation Revenue Bonds, Series A, 5.24%
               due 10/01/2037 (e)(q)                                        476
    1,000    Okaloosa County, Florida, Water and Sewer Revenue
               Refunding Bonds, 5% due 7/01/2036 (d)                      1,030
    1,500    Orange County, Florida, School Board, COP, Series A,
               5% due 8/01/2032 (b)                                       1,542
    3,850    Pasco County, Florida, Half-Cent Sales Tax Revenue
               Bonds, 5.125% due 12/01/2028 (a)                           3,983
    4,295    Saint Petersburg, Florida, Public Utilities Revenue
               Refunding Bonds, 5% due 10/01/2035 (e)                     4,411
    2,275    South Florida Water Management District, COP, 5%
               due 10/01/2036 (a)                                         2,327
             University of North Florida Financing Corporation,
               Capital Improvement Revenue Bonds (Housing
               Project) (b):
    1,210         5% due 11/01/2032                                       1,254
    1,290         5% due 11/01/2037                                       1,325

Georgia--2.4%

    4,000    Augusta, Georgia, Water and Sewer Revenue Bonds,
               5.25% due 10/01/2034 (d)                                   4,189

Illinois--7.5%

    7,965    Chicago, Illinois, GO, Series A, 6% due 7/01/2010 (b)(f)     8,553
    4,500    Illinois State, GO, First Series, 6% due 1/01/2018 (b)       4,712
       45    Lake, Cook, Kane and McHenry Counties, Illinois,
               Community Unit School District Number 220, GO,
               5.75% due 12/01/2019 (b)                                      48



SEMI-ANNUAL REPORT                                             OCTOBER 31, 2007



Schedule of Investments (continued)

                    BlackRock MuniHoldings Insured Fund, Inc.    (In Thousands)

     Face
   Amount    Municipal Bonds                                           Value

Indiana--3.5%

$   6,000    Indiana Municipal Power Agency, Power Supply System
               Revenue Bonds, Series A, 5% due 1/01/2042 (e)         $    6,141

Louisiana--3.9%

    6,650    Louisiana State, Gas and Fuels Tax Revenue Bonds,
               Series A, 5% due 5/01/2041 (b)                             6,831

Massachusetts--11.6%

    3,375    Massachusetts Bay Transportation Authority, Sales Tax
               Revenue Refunding Bonds, Senior Series A, 5%
               due 7/01/2035                                              3,407
    5,600    Massachusetts State Health and Educational Facilities
               Authority Revenue Bonds (Lahey Clinic Medical
               Center), Series D, 5.25% due 8/15/2037                     5,685
    8,000    Massachusetts State School Building Authority,
               Dedicated Sales Tax Revenue Bonds, Series A, 5%
               due 8/15/2030 (d)                                          8,302
      565    Massachusetts State, HFA, Housing Development
               Revenue Refunding Bonds, AMT, Series A, 5.15%
               due 6/01/2011 (e)                                            574
    2,440    Massachusetts State, HFA, Rental Housing Mortgage
               Revenue Bonds, AMT, Series C, 5.50%
               due 7/01/2032 (d)                                          2,536

Michigan--2.3%

    2,035    Boyne City, Michigan, Public School District, GO, 5.75%
               due 5/01/2009 (b)(f)                                       2,103
             Michigan State Strategic Fund, Limited Obligation
               Revenue Refunding Bonds (g):
      400         DRIVERS, AMT, Series 858Z, 7.161%
                  due 12/01/2011 (j)                                        434
    1,500         (Detroit Edison Company Pollution Control
                  Project), AMT, Series B, 5.65% due 9/01/2029            1,554

Minnesota--2.4%

    4,015    Sauk Rapids, Minnesota, Independent School District
               Number 47, GO, Series A, 5.65% due 2/01/2019 (e)           4,268

Missouri--5.2%

    2,000    Cape Girardeau, Missouri, School District Number 063,
               GO (Missouri Direct Deposit Program), 5.50%
               due 3/01/2018 (b)                                          2,081
             Mehlville, Missouri, School District Number R-9, COP,
               Series A (d):
    1,925         5.50% due 3/01/2014                                     2,039
    2,175         5.50% due 3/01/2015                                     2,304
    1,170         5.50% due 3/01/2016                                     1,239
    1,500         5.50% due 3/01/2017                                     1,584

Nebraska--1.8%

    2,000    Omaha Convention Hotel Corporation, Nebraska,
               Convention Center Revenue Bonds, First Tier,
               Series A, 5.50% due 4/01/2012 (a)(f)                       2,159
    1,000    Scotts Bluff County, Nebraska, Hospital Authority
               Number 1, Hospital Revenue Refunding Bonds
               (Regional West Medical Center Project), VRDN,
               5.50% due 12/01/2028 (h)(i)                                1,000



     Face
   Amount    Municipal Bonds                                           Value

New Jersey--13.7%

             New Jersey EDA, Cigarette Tax Revenue Bonds:
$   1,800         5.625% due 6/15/2018                               $    1,822
    5,295         5.75% due 6/15/2029                                     5,546
    3,800         5.75% due 6/15/2034 (l)                                 4,128
    6,700    New Jersey EDA, Motor Vehicle Surcharge Revenue
               Bonds, Series A, 5.25% due 7/01/2033 (e)                   7,037
    5,500    New Jersey State Turnpike Authority, Turnpike Revenue
               Bonds, Series C, 5% due 1/01/2030 (d)                      5,704

New Mexico--2.0%

    3,325    New Mexico Finance Authority, Senior Lien State
               Transportation Revenue Bonds, Series A, 5.125%
               due 6/15/2018 (e)                                          3,550

New York--16.4%

   10,000    Nassau Health Care Corporation, New York,
               Health System Revenue Bonds, 5.75%
               due 8/01/2009 (d)(f)                                      10,584
    4,000    New York City, New York, GO, Series E, 5%
               due 11/01/2017 (d)                                         4,283
             New York City, New York, Sales Tax Asset Receivable
               Corporation Revenue Bonds, Series A (a):
    4,000         5% due 10/15/2032                                       4,155
    4,095         5.25% due 10/15/2027                                    4,349
    3,505    New York State Dormitory Authority Revenue Bonds
               (School Districts Financing Program), Series D,
               5.25% due 10/01/2023 (e)                                   3,726
    1,800    New York State Dormitory Authority, Non-State Supported
               Debt Revenue Bonds (New York University), Series A,
               5% due 7/01/2032 (a)                                       1,875

Ohio--0.3%

      600    Trumbull County, Ohio, Health Care Facilities Revenue
               Bonds (Shepherd of the Valley), VRDN, 5.10%
               due 10/01/2031 (h)(i)                                        600

Oregon--0.8%

    1,400    Portland, Oregon, Urban Renewal and Redevelopment
               Tax Allocation Bonds (Oregon Convention Center),
               Series A, 5.75% due 6/15/2015 (a)                          1,488

Pennsylvania--3.8%

    3,900    Pennsylvania State Higher Educational Facilities Authority,
               State System of Higher Education Revenue Bonds,
               Series O, 5.125% due 6/15/2024 (a)                         3,904
    2,615    Pittsburgh, Pennsylvania, GO, Series C, 5.25%
               due 9/01/2017 (d)                                          2,864

Rhode Island--4.7%

    5,000    Providence, Rhode Island, Redevelopment Agency
               Revenue Refunding Bonds (Public Safety and
               Municipal Buildings), Series A, 5.75%
               due 4/01/2010 (a)(f)                                       5,312
    2,870    Rhode Island State Health and Educational Building
               Corporation Revenue Bonds (Rhode Island School
               of Design), Series D, 5.50% due 8/15/2031 (g)              3,055



SEMI-ANNUAL REPORT                                             OCTOBER 31, 2007



Schedule of Investments (continued)

                    BlackRock MuniHoldings Insured Fund, Inc.    (In Thousands)

     Face
   Amount    Municipal Bonds                                           Value

South Carolina--8.6%

$   1,525    Medical University Hospital Authority, South Carolina,
               Hospital Facilities Revenue Refunding Bonds,
               Series A, 5.25% due 2/15/2025 (c)(e)                  $    1,602
    3,400    South Carolina Jobs EDA, Hospital Revenue Bonds
               (Oconee Memorial Hospital Project), VRDN, Series A,
                6% due 10/01/2036 (h)(i)                                  3,400
   10,000    South Carolina State Public Service Authority, Revenue
               Refunding Bonds, Series A, 5% due 1/01/2042 (a)           10,296

Tennessee--2.9%

      600    Sevier County, Tennessee, Public Building Authority,
               Local Government Public Improvement Revenue Bonds,
               VRDN, Series IV-E-5, 3.57% due 6/01/2020 (a)(i)              600
             Tennessee HDA, Revenue Refunding Bonds
               (Homeownership Program), AMT, Series A (d):
    2,355         5.25% due 7/01/2022                                     2,384
    2,165         5.35% due 1/01/2026                                     2,189

Texas--3.1%

    2,651    Houston, Texas, Community College System, Participation
               Interests, COP (Alief Center Project), 5.75%
               due 8/15/2022 (e)                                          2,739
    2,700    Tarrant County, Texas, Health Facilities Development
               Corporation, Hospital Revenue Refunding Bonds
               (Cumberland Rest, Inc. Project), VRDN, Series, 4.95%
               due 8/15/2032 (h)(i)                                       2,700

Virginia--0.9%

    1,500    Virginia State, HDA, Commonwealth Mortgage Revenue
               Bonds, Series H, Sub-Series H-1, 5.35%
               due 7/01/2031 (e)                                          1,533

Washington--4.9%

    4,000    Bellevue, Washington, GO, Refunding, 5.50%
               due 12/01/2039 (e)                                         4,305
    2,310    Chelan County, Washington, Public Utility District
               Number 001, Consolidated Revenue Bonds (Chelan
               Hydro System), AMT, Series A, 5.45%
               due 7/01/2037 (a)                                          2,376
    1,810    Snohomish County, Washington, Public Utility District
               Number 001, Electric Revenue Bonds, 5.50%
               due 12/01/2022 (d)                                         1,939

West Virginia--2.9%

    5,000    West Virginia State Housing Development Fund,
               Housing Finance Revenue Refunding Bonds,
               Series D, 5.20% due 11/01/2021 (e)                         5,112

Wisconsin--0.3%

      500    Wisconsin State Health and Educational Facilities
               Authority Revenue Bonds (Blood Center of Southeastern
               Wisconsin Project), 5.50% due 6/01/2024                      511



     Face
   Amount    Municipal Bonds                                           Value

Puerto Rico--2.0%

$     605    Puerto Rico Commonwealth, Public Improvement, GO,
               Refunding, Series B, 5.25% due 7/01/2032              $      624
    1,000    Puerto Rico Electric Power Authority, Power Revenue
               Bonds, Series TT, 5% due 7/01/2037                         1,015
    1,870    Puerto Rico Public Buildings Authority, Government
               Facilities Revenue Refunding Bonds, Series D, 5.25%
               due 7/01/2036                                              1,906

             Total Municipal Bonds
             (Cost--$291,586)--168.2%                                   297,716



             Municipal Bonds Held in Trust (p)

Arkansas--4.3%

    7,420    Arkansas State Development Finance Authority,
               M/F Mortgage Revenue Refunding Bonds, Series C,
               5.35% due 12/01/2035 (c)(e)                                7,578

Illinois--2.6%

    4,300    Chicago, Illinois, O'Hare International Airport Revenue
               Bonds, Third Lien, AMT, Series B-2, 6%,
               due 1/01/2027 (e)(g)                                       4,657

Michigan--2.8%

             Michigan State Strategic Fund, Limited Obligation Revenue
               Refunding Bonds (Detroit Edison Company Pollution
               Control Project), AMT (g):
    1,200         Series A, 5.50%, due 6/01/2030                          1,251
    3,500         Series C, 5.65%, due 9/01/2029                          3,625

Texas--4.7%

    8,000    Dallas-Fort Worth, Texas, International Airport Revenue
               Bonds, AMT, Series A, 5.50% due 11/01/2033 (e)             8,306

             Total Municipal Bonds Held in Trust
             (Cost--$25,879)--14.4%                                      25,417



   Shares
     Held    Short-Term Securities

       21    Merrill Lynch Institutional Tax-Exempt
               Fund, 3.43% (k)(m)                                            21

             Total Short-Term Securities
             (Cost--$21)--0.0%                                               21

Total Investments (Cost--$317,486*)--182.6%                             323,154
Other Assets Less Liabilities--0.1%                                         290
Liability for Trust Certificates, Including Interest Expense
  Payable--(7.0%)                                                      (12,394)
Preferred Stock, at Redemption Value--(75.7%)                         (134,052)
                                                                     ----------
Net Assets Applicable to Common Stock--100.0%                        $  176,998
                                                                     ==========



SEMI-ANNUAL REPORT                                             OCTOBER 31, 2007



Schedule of Investments (concluded)

                    BlackRock MuniHoldings Insured Fund, Inc.    (In Thousands)


  * The cost and unrealized appreciation (depreciation) of investments as of October 31, 2007, as computed for federal income tax purposes, were as follows:

    Aggregate cost                                   $      305,416
                                                     ==============
    Gross unrealized appreciation                    $        6,238
    Gross unrealized depreciation                             (710)
                                                     --------------
    Net unrealized appreciation                      $        5,528
                                                     ==============

(a) AMBAC Insured.

(b) FGIC Insured.

(c) FHA Insured.

(d) FSA Insured.

(e) MBIA Insured.

(f) Prerefunded.

(g) XL Capital Insured.

(h) Radian Insured.

(i) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.

(j) The rate disclosed is that currently in effect. This rate changes periodically and inversely based upon prevailing market rates.

(k) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                                    Net        Dividend
    Affiliate                                     Activity      Income

    Merrill Lynch Institutional Tax-Exempt Fund      --          --++

      ++ Amount is less than $1,000.


(l) Assured Guaranty Insured.

(m) Represents the current yield as of October 31, 2007.

(n) FHLMC Collateralized.

(o) FNMA/GNMA Collateralized.

(p) Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund may have acquired the residual interest certificates. These securities serve as a collateral in financing transaction. See Note 1(c) to Financial Statements for details of municipal bonds held in trust.

(q) Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase.

    See Notes to Financial Statements.



SEMI-ANNUAL REPORT                                             OCTOBER 31, 2007


Statements of Net Assets

                                                                                                                     BlackRock
                                                                                                    BlackRock       MuniHoldings
                                                                                                   MuniHoldings       Insured
As of October 31, 2007 (Unaudited)                                                                  Fund, Inc.       Fund, Inc.
Assets

Investments in unaffiliated securities, at value*                                              $   359,350,004    $   323,133,238
Investments in affiliated securities, at value**                                                         8,920             20,846
Cash                                                                                                    29,504              7,454
Receivable for securities sold                                                                      13,540,861                 --
Interest receivable                                                                                  5,672,089          4,390,232
Prepaid expenses and other assets                                                                        2,779              2,887
                                                                                               ---------------    ---------------
Total assets                                                                                       378,604,157        327,554,657
                                                                                               ---------------    ---------------

Liabilities

Trust certificates                                                                                  25,227,500         12,210,000
Payable for securities purchased                                                                     3,225,856          3,337,092
Interest expense payable                                                                               226,409            183,671
Payable to investment adviser                                                                          162,852            127,322
Payable to other affiliates                                                                              2,027              1,806
Dividends payable to shareholders                                                                      987,321            624,981
Accrued expenses and other liabilities                                                                  30,258             19,738
                                                                                               ---------------    ---------------
Total liabilities                                                                                   29,862,223         16,504,610
                                                                                               ---------------    ---------------

Preferred Stock

Preferred Stock, at redemption value, par value $.10 per share*** of AMPS+++
at $25,000 per share liquidation preference                                                        125,040,289        134,051,764
                                                                                               ---------------    ---------------

Net Assets Applicable to Common Stock

Net assets applicable to Common Stock                                                          $   223,701,645    $   176,998,283
                                                                                               ===============    ===============

Net Assets Consist of

Undistributed investment income--net                                                           $     1,590,320    $       909,745
Accumulated realized capital gains (losses)--net                                                     1,296,590       (21,334,205)
Unrealized appreciation--net                                                                        13,733,968          5,667,608
                                                                                               ---------------    ---------------
Total accumulated earnings (losses)--net                                                            16,620,878       (14,756,852)
                                                                                               ---------------    ---------------
Common Stock, par value $.10 per share++                                                             1,390,593          1,288,620
Paid-in capital in excess of par                                                                   205,690,174        190,466,515
                                                                                               ---------------    ---------------
Net Assets                                                                                     $   223,701,645    $   176,998,283
                                                                                               ===============    ===============
Net asset value per share of Common Stock                                                      $         16.09    $         13.74
                                                                                               ===============    ===============
Market price                                                                                   $         14.77    $         12.14
                                                                                               ===============    ===============

      * Identified cost of unaffiliated securities                                             $   345,616,036    $   317,465,630
                                                                                               ===============    ===============
     ** Identified cost of affiliated securities                                               $         8,920    $        20,846
                                                                                               ===============    ===============
    *** Preferred Stock authorized, issued and outstanding:
           Series A Shares                                                                               2,200              2,680
                                                                                               ===============    ===============
           Series B Shares                                                                               2,200              2,680
                                                                                               ===============    ===============
           Series C Shares                                                                                 600                 --
                                                                                               ===============    ===============
     ++ Common Stock issued and outstanding                                                         13,905,925         12,886,200
                                                                                               ===============    ===============
    +++ Auction Market Preferred Stock.

        See Notes to Financial Statements.



SEMI-ANNUAL REPORT                                             OCTOBER 31, 2007


Statements of Operations

                                                                                                                     BlackRock
                                                                                                    BlackRock       MuniHoldings
                                                                                                   MuniHoldings       Insured
For the Six Months Ended October 31, 2007 (Unaudited)                                               Fund, Inc.       Fund, Inc.
Investment Income

Interest and amortization of premium and discount earned                                       $     9,857,660    $     8,644,694
Dividends from affiliates                                                                                  158                369
                                                                                               ---------------    ---------------
Total income                                                                                         9,857,818          8,645,063
                                                                                               ---------------    ---------------

Expenses

Investment advisory fees                                                                               965,459            859,610
Interest expense and fees                                                                              464,139            289,517
Commission fees                                                                                        154,667            169,925
Accounting services                                                                                     61,560             58,845
Professional fees                                                                                       58,424             55,052
Transfer agent fees                                                                                     22,616             18,211
Directors' fees and expenses                                                                            13,521             13,898
Printing and shareholder reports                                                                        22,122             16,206
Custodian fees                                                                                          10,020              9,801
Pricing fees                                                                                            10,599              8,199
Listing fees                                                                                             4,659              4,715
Other                                                                                                   19,695             20,961
                                                                                               ---------------    ---------------
Total expenses before waiver and/or reimbursement                                                    1,807,481          1,524,940
Waiver and/or reimbursement of expenses                                                                    (9)          (107,375)
                                                                                               ---------------    ---------------
Total expenses after waiver and/or reimbursement                                                     1,807,472          1,417,565
                                                                                               ---------------    ---------------
Investment income--net                                                                               8,050,346          7,227,498
                                                                                               ---------------    ---------------

Realized and Unrealized Gain (Loss)--Net

Realized gain (loss) on:
   Investments--net                                                                                    162,036          (453,214)
   Forward interest rate swaps--net                                                                     66,610            207,457
                                                                                               ---------------    ---------------
Total realized gain (loss)--net                                                                        228,646          (245,757)
                                                                                               ---------------    ---------------
Change in unrealized appreciation/depreciation on:
   Investments--net                                                                                (5,865,345)        (5,213,294)
   Forward interest rate swaps--net                                                                         --           (31,667)
                                                                                               ---------------    ---------------
Total change in unrealized appreciation/depreciation--net                                          (5,865,345)        (5,244,961)
                                                                                               ---------------    ---------------
Total realized and unrealized loss--net                                                            (5,636,699)        (5,490,718)
                                                                                               ---------------    ---------------

Dividends to Preferred Stock Shareholders

Investment income--net                                                                             (2,314,383)        (2,500,087)
                                                                                               ---------------    ---------------
Net Increase (Decrease) in Net Assets Resulting from Operations                                $        99,264    $     (763,307)
                                                                                               ===============    ===============

See Notes to Financial Statements.



SEMI-ANNUAL REPORT                                             OCTOBER 31, 2007


Statements of Changes in Net Assets

                                                                     BlackRock MuniHoldings           BlackRock MuniHoldings
                                                                           Fund, Inc.                   Insured Fund, Inc.

                                                                     For the          For the         For the          For the
                                                                 Six Months Ended    Year Ended   Six Months Ended    Year Ended
                                                                 October 31, 2007    April 30,    October 31, 2007    April 30,
Increase (Decrease) in Net Assets:                                 (Unaudited)          2007        (Unaudited)          2007
Operations

Investment income--net                                          $    8,050,346   $   16,239,704   $    7,227,498   $   11,974,605
Realized gain (loss)--net                                              228,646        1,240,725        (245,757)          611,540
Change in unrealized appreciation/depreciation--net                (5,865,345)        4,521,157      (5,244,961)        4,113,935
Dividends to Preferred Stock shareholders                          (2,314,383)      (4,394,391)      (2,500,087)      (4,679,918)
                                                                --------------   --------------   --------------   --------------
Net increase (decrease) in net assets resulting from operations         99,264       17,607,195        (763,307)       12,020,162
                                                                --------------   --------------   --------------   --------------

Dividends to Common Stock Shareholders

Investment income--net                                             (5,923,592)     (12,475,627)      (3,878,746)      (8,169,851)
                                                                --------------   --------------   --------------   --------------

Stock Transactions

Value of shares issued to Common Stock shareholders in
reinvestment of dividends                                              149,627          587,176               --               --
                                                                --------------   --------------   --------------   --------------

Net Assets Applicable to Common Stock

Total increase (decrease) in net assets applicable to
Common Stock                                                       (5,674,701)        5,718,744      (4,642,053)        3,850,311
Beginning of period                                                229,376,346      223,657,602      181,640,336      177,790,025
                                                                --------------   --------------   --------------   --------------
End of period*                                                  $  223,701,645   $  229,376,346   $  176,998,283   $  181,640,336
                                                                ==============   ==============   ==============   ==============
* Undistributed investment income--net                          $    1,590,320   $    1,777,949   $      909,745   $       61,080
                                                                ==============   ==============   ==============   ==============

  See Notes to Financial Statements.



SEMI-ANNUAL REPORT                                             OCTOBER 31, 2007


Financial Highlights                                                                            BlackRock MuniHoldings Fund, Inc.

                                                         For the
The following per share data and ratios              Six Months Ended
have been derived from information                   October 31, 2007                 For the Year Ended April 30,
provided in the financial statements.                  (Unaudited)       2007         2006        2005        2004       2003
Per Share Operating Performance

Net asset value, beginning of period                    $      16.51  $    16.14  $    16.31   $    15.54  $    15.07  $    14.50
                                                        ------------  ----------  ----------   ----------  ----------  ----------
Investment income--net++++                                       .58        1.17        1.16         1.20        1.25        1.25
Realized and unrealized gain (loss)--net                       (.40)         .42    --++++++          .84         .40         .40
Less dividends to Preferred Stock shareholders
  from investment income--net                                  (.17)       (.32)       (.23)        (.12)       (.07)       (.10)
                                                        ------------  ----------  ----------   ----------  ----------  ----------
Total from investment operations                                 .01        1.27         .93         1.92        1.58        1.55
                                                        ------------  ----------  ----------   ----------  ----------  ----------
Less dividends to Common Stock shareholders
  from investment income--net                                  (.43)       (.90)      (1.08)       (1.15)      (1.11)       (.98)
                                                        ------------  ----------  ----------   ----------  ----------  ----------
Offering and underwriting costs resulting from
the issuance of Preferred Stock                                   --          --       (.02)           --          --          --
                                                        ------------  ----------  ----------   ----------  ----------  ----------
Net asset value, end of period                          $      16.09  $    16.51  $    16.14   $    16.31  $    15.54  $    15.07
                                                        ============  ==========  ==========   ==========  ==========  ==========
Market price per share, end of period                   $      14.77  $    16.49  $    16.20   $    16.12  $    14.43  $    14.43
                                                        ============  ==========  ==========   ==========  ==========  ==========

Total Investment Return++

Based on net asset value per share                         .19%+++++       8.06%       5.69%       12.95%      10.94%      11.54%
                                                        ============  ==========  ==========   ==========  ==========  ==========
Based on market price per share                         (7.92%)+++++       7.52%       7.34%       20.22%       7.58%      15.75%
                                                        ============  ==========  ==========   ==========  ==========  ==========

Ratios Based on Average Net Assets Applicable to Common Stock

Total expenses, net of reimbursement and excluding
  interest expense and fees*                                1.19%+++       1.17%       1.15%        1.13%       1.14%       1.18%
                                                        ============  ==========  ==========   ==========  ==========  ==========
Total expenses, net of reimbursement*                       1.60%+++       1.54%       1.30%        1.15%       1.23%       1.37%
                                                        ============  ==========  ==========   ==========  ==========  ==========
Total expenses*                                             1.60%+++       1.54%       1.30%        1.15%       1.24%       1.37%
                                                        ============  ==========  ==========   ==========  ==========  ==========
Total investment income--net*                               7.12%+++       7.14%       7.15%        7.61%       7.98%       8.40%
                                                        ============  ==========  ==========   ==========  ==========  ==========
Amount of dividends to Preferred Stock shareholders         2.05%+++       1.93%       1.45%         .74%        .45%        .66%
                                                        ============  ==========  ==========   ==========  ==========  ==========
Investment income to Common Stock shareholders--net         5.08%+++       5.20%       5.70%        6.87%       7.53%       7.74%
                                                        ============  ==========  ==========   ==========  ==========  ==========

Supplemental Data

Net assets applicable to Common Stock,
  end of period (in thousands)                          $    223,702  $  229,376  $  223,658   $  225,218  $  214,473  $  207,960
                                                        ============  ==========  ==========   ==========  ==========  ==========
Preferred Stock outstanding at liquidation
  preference, end of period (in thousands)              $    125,000  $  125,000  $  125,000   $  110,000  $  110,000  $  110,000
                                                        ============  ==========  ==========   ==========  ==========  ==========
Portfolio turnover                                               10%         20%         45%          34%         41%         46%
                                                        ============  ==========  ==========   ==========  ==========  ==========

Leverage

Asset coverage per $1,000                               $      2,790  $    2,835  $    2,789   $    3,047  $    2,950  $    2,891
                                                        ============  ==========  ==========   ==========  ==========  ==========

          * Do not reflect the effect of dividends to Preferred Stock shareholders.

         ++ Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales charges.

       ++++ Based on average shares outstanding.

     ++++++ Amount is less than $(.01).

        +++ Annualized.

      +++++ Aggregate total investment return.

            See Notes to Financial Statements.



SEMI-ANNUAL REPORT                                             OCTOBER 31, 2007


Financial Highlights                                                                     BlackRock MuniHoldings Insured Fund, Inc

                                                         For the
The following per share data and ratios              Six Months Ended
have been derived from information                   October 31, 2007                 For the Year Ended April 30,
provided in the financial statements.                  (Unaudited)       2007         2006        2005        2004       2003
Per Share Operating Performance

Net asset value, beginning of period                    $      14.10  $    13.80  $    14.44   $    14.12  $    14.48  $    13.78
                                                        ------------  ----------  ----------   ----------  ----------  ----------
Investment income--net***                                        .56         .93         .97         1.01        1.04        1.06
Realized and unrealized gain (loss)--net                       (.43)         .36       (.50)          .38       (.42)         .62
Less dividends to Preferred Stock shareholders
  from investment income--net                                  (.19)       (.36)       (.28)        (.16)       (.09)       (.13)
                                                        ------------  ----------  ----------   ----------  ----------  ----------
Total from investment operations                               (.06)         .93         .19         1.23         .53        1.55
                                                        ------------  ----------  ----------   ----------  ----------  ----------
Less dividends to Common Stock shareholders
  from investment income--net                                  (.30)       (.63)       (.83)        (.91)       (.89)       (.85)
                                                        ------------  ----------  ----------   ----------  ----------  ----------
Net asset value, end of period                          $      13.74  $    14.10  $    13.80   $    14.44  $    14.12  $    14.48
                                                        ============  ==========  ==========   ==========  ==========  ==========
Market price per share, end of period                   $      12.14  $    13.13  $    13.10   $    13.70  $    12.64  $    13.50
                                                        ============  ==========  ==========   ==========  ==========  ==========

Total Investment Return**

Based on net asset value per share                        (.18%)++++       7.29%       1.46%        9.35%       4.07%      12.04%
                                                        ============  ==========  ==========   ==========  ==========  ==========
Based on market price per share                          (5.29%)++++       5.25%       1.51%       15.90%      (.07%)      13.79%
                                                        ============  ==========  ==========   ==========  ==========  ==========

Ratios Based on Average Net Assets Applicable to Common Stock

Total expenses, net of waiver and/or reimbursement
  and excluding interest expense and fees*                   1.27%++       1.23%       1.24%        1.24%       1.24%       1.28%
                                                        ============  ==========  ==========   ==========  ==========  ==========
Total expenses, net of waiver and/or reimbursement*          1.59%++       1.56%       1.54%        1.60%       1.57%       1.69%
                                                        ============  ==========  ==========   ==========  ==========  ==========
Total expenses*                                              1.71%++       1.67%       1.65%        1.70%       1.67%       1.79%
                                                        ============  ==========  ==========   ==========  ==========  ==========
Total investment income--net*                                8.11%++       6.62%       6.87%        7.09%       7.12%       7.55%
                                                        ============  ==========  ==========   ==========  ==========  ==========
Amount of dividends to Preferred Stock shareholders          2.81%++       2.59%       2.00%        1.09%        .65%        .91%
                                                        ============  ==========  ==========   ==========  ==========  ==========
Investment income to Common Stock shareholders--net          5.30%++       4.03%       4.87%        6.00%       6.47%       6.64%
                                                        ============  ==========  ==========   ==========  ==========  ==========

Supplemental Data

Net assets applicable to Common Stock,
end of period (in thousands)                            $    176,998  $  181,640  $  177,790   $  185,821  $  181,726  $  186,372
                                                        ============  ==========  ==========   ==========  ==========  ==========
Preferred Stock outstanding at liquidation
  preference, end of period (in thousands)              $    134,000  $  134,000  $  134,000   $  134,000  $  134,000  $  134,000
                                                        ============  ==========  ==========   ==========  ==========  ==========
Portfolio turnover                                               28%         29%         59%          43%         41%         48%
                                                        ============  ==========  ==========   ==========  ==========  ==========

Leverage

Asset coverage per $1,000                               $      2,321  $    2,356  $    2,327   $    2,387  $    2,356  $    2,391
                                                        ============  ==========  ==========   ==========  ==========  ==========

          * Do not reflect the effect of dividends to Preferred Stock shareholders.

         ** Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales charges.

        *** Based on average shares outstanding.

         ++ Annualized.

       ++++ Aggregate total investment return.

            See Notes to Financial Statements.



SEMI-ANNUAL REPORT                                             OCTOBER 31, 2007



Notes to Financial Statements (Unaudited)


1. Significant Accounting Policies:
BlackRock MuniHoldings Fund, Inc. and BlackRock MuniHoldings Insured Fund, Inc. (the "Funds" or individually as the "Fund") are registered under the Investment Company Act of 1940, as amended, as non-diversified, closed-end management investment companies. The Funds' financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to present a fair statement of the results for the interim period. All such adjustments are of a normal, recurring nature. The Funds determine and make available for publication the net asset values of their Common Stock on a daily basis. The Funds' Common Stock shares are listed on the New York Stock Exchange under the symbols MHD and MUS, respectively. The following is a summary of significant accounting policies followed by the Funds.

(a) Valuation of investments--Municipal bonds are traded primarily in the over-the-counter ("OTC") markets and are valued at the last available bid price in the OTC market or on the basis of values as obtained by a pricing service. Pricing services use valuation matrixes that incorporate both dealer-supplied valuations and valuation models. The procedures of the pricing service and its valuations are reviewed by the officers of the Funds under the general direction of the respective Board of Directors. Such valuations and procedures are reviewed periodically by the Board of Directors of the Funds. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their closing prices as of the close of such exchanges. Effective September 4, 2007, exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade and previously were valued at the last sales price as of the close of options trading on the applicable exchanges. Options traded in the OTC market are valued at the last asked price (options written) or the last bid price (options purchased). Swap agreements are valued by quoted fair values received daily by the Funds' pricing service. Investments in open-end investment companies are valued at their net asset value each business day. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Boards of Directors of the Funds.

(b) Derivative financial instruments--Each Fund may engage in various portfolio investment strategies both to increase the return of the Fund and to hedge, or protect, its exposure to interest rate movements and movements in the securities markets. Losses may arise due to changes in the value of the contract due to an unfavorable change in the price of the underlying security or index or if the counterparty does not perform under the contract. The counterparty for certain instruments may pledge cash or securities as collateral.

* Financial futures contracts--Each Fund may purchase or sell financial futures contracts and options on such financial futures contracts. Financial futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits, and maintains as collateral, such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from, or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

* Options--Each Fund may write covered call options and purchase call and put options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

* Forward interest rate swaps--Each Fund may enter into forward interest rate swaps. In a forward interest rate swap, the Fund and the counterparty agree to make periodic net payments on a specified notional contract amount, commencing on a specified future effective date, unless terminated earlier. When the agreement is closed, the Fund records a realized gain or loss in an amount equal to the value of the agreement.

* Swaps--Each Fund may enter into swap agreements, which are OTC contracts in which the Fund and a counterparty agree to make periodic net payments on a specified notional amount. The net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate; the change in market value of a specified security, basket of securities, or index; or the return generated by a security. These periodic payments received or made by the Fund are recorded in the accompanying Statements of Operations as realized gains or losses, respectively. Gains or losses are also realized upon termination of the swap agreements. Swaps are marked- to-market daily and changes in value are recorded as unrealized appreciation (depreciation). Risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements.



SEMI-ANNUAL REPORT                                             OCTOBER 31, 2007



Notes to Financial Statements (continued)


(c) Municipal bonds held in trust--Certain Funds invest in leveraged residual certificates ("TOB Residuals") issued by tender option bond trusts ("TOBs"). A TOB is established by a third party sponsor forming a special purpose entity, into which a Fund, or an agent on behalf of the Fund, transfers municipal securities. A TOB typically issues two classes of beneficial interests: short-term floating rate certificates, which are sold to third party investors, and residual certificates, which are generally issued to the Fund which made the transfer or to affiliates of the Fund. Each Fund transfers of the municipal securities to a TOB do not qualify for sale treatment under Statement of Financial Accounting Standards No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities" ("FAS 140"), therefore the municipal securities deposited into a TOB are presented in the Funds' schedules of investments and the proceeds from the transactions are reported as liability for trust certificates of the Funds. Similarly, proceeds from residual certificates issued to affiliates, if any, from the transaction are included in the liability for trust certificates. Interest income from the underlying security is recorded by the Funds on an accrual basis. Interest expense incurred on the secured borrowing and other expenses related to remarketing, administration and trustee services to a TOB are reported as expenses of a Fund. The floating rate certificates have interest rates that generally reset weekly and their holders have the option to tender certificates to the TOB for redemption at par at each reset date. The residual interests held by the Funds include the right of the Funds (1) to cause the holders of a proportional share of floating rate certificates to tender their certificates at par, and (2) to transfer a corresponding share of the municipal securities from the TOB to the Funds. At October 31, 2007, the aggregate value of the underlying municipal securities transferred to TOBs and the related liability for trust certificates were:


                                                                    Underlying
                                                                     Municipal
                              Liability for         Range of             Bonds
                                      Trust         Interest       Transferred
                               Certificates            Rates           to TOBs

BlackRock MuniHoldings                              3.704%--
  Fund, Inc.                    $25,227,500           3.801%       $52,640,265
BlackRock MuniHoldings                              3.776%--
  Insured Fund, Inc.            $12,210,000           3.806%       $25,416,859


Financial transactions executed through TOBs generally will under perform the market for fixed rate municipal bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Should short-term interest rates rise, the Funds' investments in TOB Residuals likely will adversely affect the Funds' investment income--net and distributions to shareholders. Fluctuations in the market value of municipal securities deposited into the TOB may adversely affect the Funds' net asset values per share.

While the Funds' investment policies and restrictions expressly permit investments in inverse floating rate securities such as TOB Residuals, they generally do not allow the Funds to borrow money for purposes of making investments. Fund management believes that the Funds' restrictions on borrowings do not apply to the liabilities for trust certificates reflected as a result of the Funds' investment in TOB Residuals.

(d) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual basis. The Funds amortize all premiums and discounts on debt securities.

(e) Dividends and distributions--Dividends from net investment income are declared and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates.

(f) Income taxes--It is each Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

(g) Recent accounting pronouncements--Effective June 29, 2007, the Funds implemented Financial Accounting Standards Board ("FASB") Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes--an interpretation of FASB Statement No. 109." FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including investment companies, before being measured and recognized in the financial statements. Management has evaluated the application of FIN 48 to the Funds, and has determined that the adoption of FIN 48 does not have a material impact on the Funds' financial statements. The Funds file U.S. and various state tax returns. No income tax returns are currently under examination. The statute of limitations on the Funds' tax returns remains open for the years ended April 30, 2004 through April 30, 2007.



SEMI-ANNUAL REPORT                                             OCTOBER 31, 2007



Notes to Financial Statements (continued)


In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. At this time, management is evaluating the implications of FAS 157 and its impact on each of the Funds' financial statements, if any, has not been determined.

In addition, in February 2007, FASB issued Statement of Financial Accounting Standards No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities" ("FAS 159"), which is effective for fiscal years beginning after November 15, 2007. Early adoption is permitted as of the beginning of a fiscal year that begins on or before November 15, 2007, provided the entity also elects to apply the provisions of FAS 157. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. At this time, management is evaluating the implications of FAS 159 and its impact on each of the Funds' financial statements, if any, has not been determined.


2. Investment Advisory Agreement and Transactions with Affiliates:
Each Fund has entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the "Manager"), an indirect, wholly owned subsidiary of BlackRock Inc. Merrill Lynch & Co., Inc. ("Merrill Lynch") and The PNC Financial Services Group, Inc. are the principal owners of BlackRock, Inc.

The Manager is responsible for the management of each Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of each Fund. For such services, each Fund pays a monthly fee at an annual rate of .55% of the Fund's average daily net assets, including proceeds from the issuance of Preferred Stock. The Manager has agreed to reimburse its management fee by the amount of management fees each Fund pays to the Manager indirectly through its investment in the Merrill Lynch Institutional Tax-Exempt Fund. The reimbursements for the six months ended October 31, 2007 were as follows:


                                                          Reimbursement
                                                         by the Manager

BlackRock MuniHoldings Fund, Inc.                            $        9
BlackRock MuniHoldings Insured Fund, Inc.                    $       21


In addition, the Manager has agreed to waive its management fee based on the proceeds of Preferred Stock that exceeds 35% of each Fund's total net assets. The waivers for the six months ended October 31, 2007 were as follows:


                                                            Fees Waived
                                                         by the Manager

BlackRock MuniHoldings Fund, Inc.                           $        --
BlackRock MuniHoldings Insured Fund, Inc.                   $   107,354


In addition, the Manager has entered into separate sub-advisory agreements with BlackRock Investment Management, LLC, an affiliate of the Manager, with respect to each Fund, under which the Manager pays the sub-adviser for services it provides a monthly fee at an annual rate equal to a percentage of the management fee paid by each Fund to the Manager.

The Funds reimbursed the Manager for certain accounting services. The reimbursements for the six months ended October 31, 2007 were as follows:


                                                          Reimbursement
Fund                                                     to the Manager

BlackRock MuniHoldings Fund, Inc.                           $     3,014
BlackRock MuniHoldings Insured Fund, Inc.                   $     2,754


Certain officers and/or directors of the Funds are officers and/or directors of BlackRock, Inc. or its affiliates.


3. Investments:
Purchases and sales of investments, excluding short-term securities, for the six months ended October 31, 2007 were as follows:


                                               Total              Total
                                           Purchases              Sales

BlackRock MuniHoldings Fund, Inc.        $37,239,299        $44,130,919
BlackRock MuniHoldings Insured
  Fund, Inc.                             $90,625,096        $99,228,887


4. Stock Transactions:
Each Fund is authorized to issue 200,000,000 shares of stock, including Preferred Stock, par value $.10 per share, all of which were initially classified as Common Stock. Each Board of Directors is authorized, however, to reclassify any unissued shares of stock without approval of holders of Common Stock.

Common Stock

BlackRock MuniHoldings Fund, Inc.

Shares issued and outstanding during the six months ended October 31, 2007 and during the year ended April 30, 2007 increased by 9,125 and 35,650, respectively, as a result of dividend reinvestment.



SEMI-ANNUAL REPORT                                             OCTOBER 31, 2007



Notes to Financial Statements (concluded)


BlackRock MuniHoldings Insured Fund, Inc.

Shares issued and outstanding during the six months ended October 31, 2007 and during the year ended April 30, 2007 remained constant.


Preferred Stock

Auction Market Preferred Stock are shares of Preferred Stock of the Funds, with a par value of $.10 per share and a liquidation preference of $25,000 per share, plus accrued and unpaid dividends that entitle their holders to receive cash dividends at an annual rate that may vary for the successive dividend periods. The yields in effect at October 31, 2007 were as follows:


                                       BlackRock              BlackRock
                                    MuniHoldings           MuniHoldings
                                      Fund, Inc.     Insured Fund, Inc.

Series A                                   3.50%                  3.55%
Series B                                   3.55%                  3.45%
Series C                                   3.55%                     --


Each Fund pays commissions to certain broker-dealers at the end of each auction at an annual rate ranging from .25% to .375%, calculated on the proceeds of each auction. For the six months ended October 31, 2007, Merrill Lynch, Pierce, Fenner & Smith Incorporated, a wholly owned subsidiary of Merrill Lynch, earned commissions as follows:

                                                            Commissions

BlackRock MuniHoldings Fund, Inc.                               $64,063
BlackRock MuniHoldings Insured Fund, Inc.                       $75,697


5. Capital Loss Carryforward:
On April 30, 2007, BlackRock MuniHoldings Insured Fund, Inc. had a net capital loss carryforward of $18,093,121, of which $8,509,208 expires in 2008 and $9,583,913 expires in 2009. This amount will be available to offset like amounts of any future taxable gains.


6. Subsequent Event:
Each Fund paid a tax-exempt income dividend to holders of Common Stock in the amounts of $.071000 and $.048500 per share relating to BlackRock MuniHoldings Fund, Inc. and BlackRock MuniHoldings Insured Fund, Inc., respectively, on December 3, 2007 to shareholders of record on November 15, 2007.



Officers and Directors as of October 31, 2007


Robert C. Doll, Jr., Fund President and Director
Ronald W. Forbes, Director
Cynthia A. Montgomery, Director
Jean Margo Reid, Director
Roscoe S. Suddarth, Director
Richard R. West, Director
Donald C. Burke, Vice President and Treasurer
Karen Clark, Chief Compliance Officer
Howard Surloff, Secretary


Custodian
The Bank of New York Mellon
One Wall Street
New York, NY 10286


Transfer Agents

Common Stock:
The Bank of New York Mellon
101 Barclay Street--11 East
New York, NY 10286


Preferred Stock:
The Bank of New York Mellon
101 Barclay Street--7 West
New York, NY 10286


Accounting Agent
State Street Bank and
Trust Company
Princeton, NJ 08540


Independent Registered Public
Accounting Firm
Deloitte & Touche LLP
Princeton, NJ 08540


Legal Counsel
Sidley Austin LLP
New York, NY 10019



SEMI-ANNUAL REPORT                                             OCTOBER 31, 2007



Additional Information


Proxy Results                                 BlackRock MuniHoldings Fund, Inc.


During the six-month period ended October 31, 2007, the Common Stock and Auction Market Preferred Stock (Series A-C) shareholders of BlackRock MuniHoldings Fund, Inc. voted on the following proposal, which was approved at an annual shareholders' meeting on August 16, 2007. This proposal was part of the reorganization of the Fund's Board of Directors to take effect on or about November 1, 2007. A description of the proposal and number of shares voted are as follows:



                                                                                    Shares Voted    Shares Withheld
                                                                                        For           From Voting
To elect the Fund's Directors:           G. Nicholas Beckwith, III                   12,886,357         292,177
                                         Richard E. Cavanagh                         12,889,538         288,996
                                         Richard S. Davis                            12,889,534         289,000
                                         Kent Dixon                                  12,882,622         295,912
                                         Kathleen F. Feldstein                       12,888,926         289,608
                                         James T. Flynn                              12,890,303         288,231
                                         Henry Gabbay                                12,885,034         293,500
                                         Jerrold B. Harris                           12,886,357         292,177
                                         R. Glenn Hubbard                            12,889,538         288,996
                                         Karen P. Robards                            12,889,035         279,499
                                         Robert S. Salomon, Jr.                      12,897,147         281,387


During the six-month period ended October 31, 2007, the Auction Market Preferred Stock shareholders (Series A-C) of BlackRock MuniHoldings Fund, Inc. voted on the following proposal, which was approved at an annual shareholders' meeting on August 16, 2007. This proposal was part of the reorganization of the Fund's Board of Directors to take effect on or about November 1, 2007. A description of the proposal and number of shares voted for each Director are as follows:



                                                                                    Shares Voted    Shares Withheld
                                                                                        For           From Voting
To elect the Fund's Directors:           Frank J. Fabozzi and W. Carl Kester           4,236               43



SEMI-ANNUAL REPORT                                             OCTOBER 31, 2007



Additional Information (continued)


Proxy Results                         BlackRock MuniHoldings Insured Fund, Inc.



During the six-month period ended October 31, 2007, the Common Stock and Auction Market Preferred Stock (Series A&B) shareholders of BlackRock MuniHoldings Insured Fund, Inc. voted on the following proposal, which was approved at an annual shareholders' meeting on August 16, 2007. This proposal was part of the reorganization of the Fund's Board of Directors to take effect on or about November 1, 2007. A description of the proposal and number of shares voted are as follows:



                                                                                    Shares Voted    Shares Withheld
                                                                                        For           From Voting
To elect the Fund's Directors:           G. Nicholas Beckwith, III                   11,247,765         837,611
                                         Richard E. Cavanagh                         11,247,476         837,900
                                         Richard S. Davis                            11,248,595         836,781
                                         Kent Dixon                                  11,245,005         840,371
                                         Kathleen F. Feldstein                       11,249,229         836,147
                                         James T. Flynn                              11,251,705         833,671
                                         Henry Gabbay                                11,518,344         567,032
                                         Jerrold B. Harris                           11,247,476         837,900
                                         R. Glenn Hubbard                            11,245,495         839,881
                                         Karen P. Robards                            11,257,738         827,638
                                         Robert S. Salomon, Jr.                      11,251,416         833,960


During the six-month period ended October 31, 2007, the Auction Market Preferred Stock shareholders (Series A&B) of BlackRock MuniHoldings Insured Fund, Inc. voted on the following proposal, which was approved at an annual shareholders' meeting on August 16, 2007. This proposal was part of the reorganization of the Fund's Board of Directors to take effect on or about November 1, 2007. A description of the proposal and number of shares voted for each Director are as follows:



                                                                                    Shares Voted    Shares Withheld
                                                                                        For           From Voting
To elect the Fund's Directors:           Frank J. Fabozzi and W. Carl Kester           4,874               1



Dividend Policy


The Funds' dividend policy is to distribute all or a portion of their net investment income to their shareholders on a monthly basis. In order to provide shareholders with a more stable level of dividend distributions, the Funds may at times pay out less than the entire amount of net investment income earned in any particular month and may at times in any particular month pay out such accumulated but undistributed income in addition to net investment income earned in that month. As a result, the dividends paid by the Funds for any particular month may be more or less than the amount of net investment income earned by the Funds during such month. The Funds' current accumulated but undistributed net investment income, if any, is disclosed in the Statements of Net Assets, which comprises part of the financial information included in these reports.



SEMI-ANNUAL REPORT                                             OCTOBER 31, 2007



Additional Information (concluded)


Availability of Quarterly Schedule of Investments


The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the SEC's Web site at http://www.sec.gov. The Funds' Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


Electronic Delivery


Electronic copies of most financial reports and prospectuses are available on each Fund's Web site. Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Funds' electronic delivery program.

Shareholders Who Hold Accounts with Investment Advisers, Banks or Brokerages:

Please contact your financial advisor to enroll. Please note that not all investment advisers, banks or brokerages may offer this service.



BlackRock Privacy Principles


BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, "Clients") and to safeguarding their nonpublic personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal nonpublic information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our Web sites.

BlackRock does not sell or disclose to nonaffiliated third parties any nonpublic personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These nonaffiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to nonpublic personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the nonpublic personal information of its Clients, including procedures relating to the proper storage and disposal of such information.


SEMI-ANNUAL REPORT                                             OCTOBER 31, 2007


Item 2 -   Code of Ethics - Not Applicable to this semi-annual report

Item 3 - Audit Committee Financial Expert - Not Applicable to this semi-annual report

Item 4 - Principal Accountant Fees and Services - Not Applicable to this semi-annual report

Item 5 - Audit Committee of Listed Registrants - Not Applicable to this semi-annual report

Item 6 - Schedule of Investments - The registrant's Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable to this semi-annual report

Item 8 - Portfolio Managers of Closed-End Management Investment Companies - Not Applicable to this semi-annual report

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 10 -  Submission of Matters to a Vote of Security Holders - The
           registrant's Nominating Committee will consider nominees to the Board recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations which include biographical information and set forth the qualifications of the proposed nominee to the registrant's Secretary. There have been no material changes to these procedures.

Item 11 -  Controls and Procedures

11(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities and Exchange Act of 1934, as amended.

11(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 -  Exhibits attached hereto

12(a)(1) - Code of Ethics - Not Applicable to this semi-annual report

12(a)(2) - Certifications - Attached hereto

12(a)(3) - Not Applicable

12(b) -    Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


BlackRock MuniHoldings Fund, Inc.


By:    /s/ Donald C. Burke
       -------------------
       Donald C. Burke,
       Chief Executive Officer of
       BlackRock MuniHoldings Fund, Inc.


Date: December 19, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Donald C. Burke
       -------------------
       Donald C. Burke,
       Chief Executive Officer (principal executive officer) of
       BlackRock MuniHoldings Fund, Inc.


Date: December 19, 2007


By:    /s/ Neal J. Andrews
       --------------------
       Neal J. Andrews,
       Chief Financial Officer (principal financial officer) of
       BlackRock MuniHoldings Fund, Inc.


Date: December 19, 2007